(Loss)/Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (56,203)	$ (109,063)	$ 175,485
Dividend on Preferred Stock and on unvested restricted shares	(10,773)	(1,927)	(1,705)
(Loss)/income available to Navios Holdings common stockholders, basic	(66,976)	(110,990)	173,780
Dividend on Preferred Stock and on unvested restricted shares	0	0	1,705
(Loss)/income available to Navios Holdings common stockholders, diluted	$ (66,976)	$ (110,990)	$ 175,485
Denominator:
Denominator for basic net (loss)/ income per share attributable to Navios Holdings stockholders - weighted average shares	103,476,614	101,854,415	101,232,720
Dilutive potential common shares - weighted average restricted stock and restricted units	0	0	1,322,038
Convertible preferred stock and convertible debt	0	0	8,479,000
Dilutive effect of securities	0	0	9,801,038
Denominator for diluted net (loss)/income per share attributable to Navios Holdings stockholders- adjusted weighted shares and assumed conversions	103,476,614	101,854,415	111,033,758
Basic net (loss)/earnings per share attributable to Navios Holdings stockholders	$ (0.65)	$ (1.09)	$ 1.72
Diluted net (loss)/earnings per share attributable to Navios Holdings stockholders	$ (0.65)	$ (1.09)	$ 1.58